Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Employee benefit expenses	¥ 75.5	¥ 56.0	¥ 43.8